Deferred Tax (Details)	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021 GBP (£)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 CHF (SFr)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 CHF (SFr)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Operating losses carry forward		£ 13,595,618		£ 9,353,421
Statutory tax rate	25.00%	19.00%	19.00%	19.00%	19.00%	19.00%
Deferred tax assets		£ 1,777,150		£ 1,777,150
Forecast [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets							£ 1,777,150
Unrecognised Deferred Tax Assets and Liabilities Unused Tax Losses [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Accrued Liabilities		615,759		952,818
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		156,095		241,539
Unrecognized Tax Benefits		115,352		176,693
Accrued Expenses Not Yet Tax Deductible [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Tax Deferred Expense, Reserves and Accruals, Accrued Liabilities		197,887		0
Accrued Liabilities		1,056,334		0
Increase in Unrecognized Tax Benefits is Reasonably Possible		267,781		0
Tax Year 2022 [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Decrease in unrecognized tax benefits is reasonably possible		2,853,572
Tax Year Two Thousand And Twenty Three [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Decrease in unrecognized tax benefits is reasonably possible				1,777,150
United Kingdom
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets relating to unused tax losses eligible to be carried forward		2,853,572		1,777,150
United Kingdom | Unrecognised Deferred Tax Assets and Liabilities Unused Tax Losses [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Cumulative tax losses		2,347,834		12,749,082
Unused Tax Losses For Whichh No Deferred Tax Asset Recognised		£ 0
United Kingdom | Unrecognised Deferred Tax Assets and Liabilities Unused Tax Losses [Member] | Nineteen Percent Tax Rate [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Statutory tax rate		19.00%	19.00%
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		£ 446,088		2,422,326
United Kingdom | Unrecognised Deferred Tax Assets and Liabilities Unused Tax Losses [Member] | Twenty Five Percent Tax Rate [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Statutory tax rate		25.00%	25.00%
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		£ 586,959		3,187,271
United Kingdom | With Effect From First April Two Thousand And Twenty Three [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Statutory tax rate	25.00%
Switzerland
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets relating to unused tax losses eligible to be carried forward		53,610		123,807
Operating losses carry forward | SFr								SFr 472,567			SFr 1,071,407
Switzerland | Tax Year 2022 [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Decrease in unrecognized tax benefits is reasonably possible | SFr								SFr 66,112
Switzerland | Tax Year Two Thousand And Twenty Three [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Decrease in unrecognized tax benefits is reasonably possible | SFr											SFr 149,890
USA
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax assets relating to unused tax losses eligible to be carried forward		£ 605,524		781,007
Operating losses carry forward | $									$ 3,232,320			$ 4,687,500
USA | Unrecognised Deferred Tax Assets and Liabilities Unused Tax Losses [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Statutory tax rate		25.35%	25.35%
Cumulative tax losses		£ 7,206,273		5,316,060		£ 2,019,090
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions		1,826,790		1,347,621
Unused Tax Losses For Whichh No Deferred Tax Asset Recognised		0
Unrecognized Tax Benefits		£ 1,349,978		985,824
USA | Tax Year 2022 [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Decrease in unrecognized tax benefits is reasonably possible | $									$ 819,393
USA | Tax Year Two Thousand And Twenty Three [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Decrease in unrecognized tax benefits is reasonably possible | $												$ 1,067,637
FRANCE | Unrecognised Deferred Tax Assets and Liabilities Unused Tax Losses [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Statutory tax rate		25.00%	25.00%
Cumulative tax losses | €										€ 1,056,679			€ 605,943
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions | €			€ 264,170		€ 160,575
Unused Tax Losses For Whichh No Deferred Tax Asset Recognised		£ 0
Unrecognized Tax Benefits		222,122		143,563
Arising From Business Combination From Two Thousand Fourteen To Two Thousand And Sixteen [Member]
Disclosure In Entirety Of Deferred Tax Assets And Liabilities [Line Items]
Deferred tax liabilities business combination		£ 1,916,404		£ 1,976,805